Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	LYTUS TECHNOLOGIES HOLDINGS PTV. LTD.
Trading Symbol	LYT
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	34,154,062
Amendment Flag	false
Entity Central Index Key	0001816319
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41418
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	601 Everest Grande
Entity Address, Address Line Two	A Wing Mahakali Caves Road
Entity Address, Address Line Three	Andheri (East)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 093
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	6651
Auditor Name	Paris, Kreit & Chiu CPA LLP
Auditor Location	New York, NY
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	601 Everest Grande
Entity Address, Address Line Two	A Wing Mahakali Caves Road
Entity Address, Address Line Three	Andheri (East)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 093
Contact Personnel Name	Dharmesh Pandya
Contact Personnel Email Address	dharmesh@lytuscorp.com
City Area Code	(284)
Local Phone Number	494-2810